Promissory Note	9 Months Ended	12 Months Ended
	Sep. 30, 2017	Dec. 31, 2016
Debt Disclosure [Abstract]
Promissory Notes

Note 5 - Promissory Note

At September 30, 2017, the Company’s Note (as defined below) is comprised of the following:

Principal Balance	$8,660,000
Less: Unamortized discount and debt issue costs	(349,852)
Total Notes, net of unamortized discount and debt issue costs	8,310,148
Less: Current portion of Notes	—
Long-term Notes	$8,310,148

On January 13, 2017 (the “Closing Date”), the Company entered into a Note Purchase Agreement (the “NPA”) with an institutional investor (the “Lender”) and in Lender’s capacity as a purchaser and as the agent (the “Agent”) for all purchasers from time to time party to the NPA pursuant to which the Company issued the Lender a secured term note in the principal amount of $8,660,000 at an original issue discount of 1%, for gross proceeds of $8,572,400 (the “Note”). The Note matures three years from issuance and bears interest at an annual rate of 13.25%, which interest is due and payable monthly in arrears. In addition, the Company paid the Lender a fee equal to 2% of the aggregate original principal amount of the Note and will pay the Lender a monthly maintenance fee based on an annual rate of 0.75% of the aggregate original principal amount of the Note. The Note is prepayable after 18 months with a 3% prepayment penalty. The Note contains customary financial covenants. In connection with the issuance of the Note, the Company granted the Lender a right of first refusal to participate in future financings (with certain exceptions) for as long as the principal balance of the Note remains outstanding.

On June 29, 2017, the Company entered into a First Amendment to Note Purchase Agreement, effective as of June 29, 2017, with the Lender and the Agent pursuant to which the Company amended the terms of its financial covenant related to the interest coverage ratio.

In connection with the execution of the NPA and issuance of the Note, the Company and certain of its wholly-owned subsidiaries, We Sell Cellular (collectively, the “Debtors”) entered into a Security Agreement for the benefit of the Lender and Agent. Pursuant to the Security Agreement, the Debtors granted the Agent (for the benefit of the Lender) a lien on all of each Debtor’s respective assets, including, but not limited to, equipment, inventory, accounts, and intellectual property. The wholly-owned subsidiaries which are parties to the Security Agreement also jointly and severally guaranteed payment and performance of all obligations under the Note and related debt transaction documents. The Company also entered into a Trademark Security Agreement with the Lender incorporating the terms of the Security Agreement with respect to the Company’s trademark-related collateral.

As additional collateral to guarantee the Note and related obligations, the Company and certain of its wholly-owned subsidiaries also entered into a Pledge Agreement for the benefit of the Agent pursuant to which they pledged the equity interests of certain of their wholly-owned subsidiaries, including BST and We Sell Cellular, and the Company pledged its equity interest in the Special Purpose Entity (see Note 6).

In connection with the above, the Management Agreement effective as of October 1, 2015 by and among the Company, Nik Raman, Brian Tepfer, Scott Tepfer, and Daniel Brauser, the Company’s Executive Chairman, was amended to clarify that nothing in the Management Agreement precludes the Agent’s ability to exercise its remedies as a secured creditor party under the Note and related agreements.

The Company maintains a dedicated bank account with a third party custodian pursuant to which all accounts receivable and Collateral proceeds (as defined in the NPA) are deposited to this account. The Company can only access funds in this account in accordance with the terms of the NPA. This account is controlled by the Lender and is presented as restricted cash in the accompanying condensed consolidated balance sheet.

The Company recorded a discount on the Note of $88,000 which is being accreted to non-cash interest expense over the contractual term of the Note. During the three and nine months ended September 30, 2017, accretion of the discount amounted to $7,000 and $19,000, respectively. Contractual interest expense on the Note amounted to $299,000 and $867,000 for the three and nine months ended September 30, 2017, respectively.

The Company incurred fees associated with the closing of the Note of $360,000. These amounts have been treated as a debt issue cost and, accordingly, have been recorded as a direct deduction from the carrying amount of Note and are being amortized to interest expense over the contractual term of the Note. During the three and nine months ended September 30, 2017, accretion of the fees amounted to $30,000 and $78,000, respectively.

The Company applied the proceeds received upon issuance of the Note to repay all amounts outstanding under its prior credit facility with certain institutional investors for which BAM Administrative Services, LLC acted as agent (the “BAM Facility”). At the time of repayment, amounts of principal outstanding under the BAM Facility were $8,080,000, with accrued interest and fees bringing the total payoff amount to $8,140,295. As a result of the termination of the BAM Facility, the Company amortized the remaining balance of the debt issue costs, amounting to $966,000, to interest expense in the accompanying condensed consolidated statement of operations.

Note 7 - Promissory Notes

At December 31, 2016, the Company’s Notes (as defined below) is comprised of the following:

Total Notes	$8,080,000
Less: Unamortized discount and debt issue costs	(965,668)
Total Notes, net of unamortized discount and debt issue costs	7,114,332
Less: Current portion of Notes	673,332
Long-term Notes	$6,441,000

On October 23, 2015 (the “Note Closing Date”), in connection with the closing of the SPA and related transactions, the Company, BST, We Sell Cellular, BAM, as agent, and the Purchaser, an institutional investor, entered into a Note Purchase Agreement (the “BAM NPA”) pursuant to which the Company issued and sold the Purchaser a 1% original issue discount Secured Term Note in the aggregate principal amount of $4,040,000 (the “Initial Note”) in exchange for gross proceeds of $4,000,000.

Within six months of the Note Closing Date, the Company was permitted to receive up to two additional draws of funds in connection with the issuance of additional 1% original issue discount Secured Term Note (the “Deferred Draw Notes,” and with the “Initial Note,” the “Notes”). The BAM NPA provided that the Company could elect to receive a total of another $4,000,000 under the Deferred Draw Notes in compliance with the covenants under the BAM NPA. The proceeds of the Notes could be used for working capital and other general corporate purposes.

The Notes was to mature three years from the Note Closing Date and accrued interest at 13.25% annually, which was payable monthly in arrears, beginning November 1, 2015. Repayment of principal originally commenced seven months from the Note Closing Date in monthly installments of 1/48th of the aggregate principal amount of the Notes (see below). The Notes were prepayable at 103%, beginning one year from the Note Closing Date, in increments of $500,000.

In connection with the issuance of the Initial Note, the Company issued the Purchaser 740,000 shares of its common stock. On December 1, 2015, the Company elected to borrow an additional $2,000,000 and issued the Purchaser a Deferred Draw Note in the principal amount of $2,020,000 and issued the Purchaser an additional 120,000 shares of common stock.

The Company maintained a dedicated bank account with a third party custodian pursuant to which all accounts receivable and Collateral proceeds (as defined in the BAM NPA) were deposited to this account. The Company could only access funds in this account in accordance with the terms of the BAM NPA. This account was controlled by BAM and is presented as restricted cash in the accompanying consolidated balance sheets.

On March 30, 2016, the Company received $2,000,000 in connection with the issuance of a Secured Term Note in the original principal amount of $2,020,000 (the “Second Deferred Draw Note”) under the terms of the Company’s original BAM NPA. In connection with the closing of the Second Deferred Draw Note, the Purchaser was issued an additional 350,000 shares of restricted common stock, consisting of the 120,000 shares required by the original BAM NPA for the issuance of the Second Deferred Draw Note, and an additional 230,000 shares as consideration for the covenant modifications referenced below. The Company paid an additional $31,000 of costs in connection with the closing of the Second Deferred Draw Note.

On March 31, 2016, the Company amended the terms of its BAM NPA with BAM, and the Purchaser, pursuant to which the Company received the following modifications of covenants applicable to the credit facility:

•	The EBITDA covenants would not apply until September 2017;
•	The amortization period of the principal would not commence until September 1, 2017;
•	The interest rate was increased by one-quarter of one percent (25 basis points) from 13.0% to 13.25%;
•	The Company would get 75% credit for new purchase orders towards the borrowing base of the facility instead of the previous 50%; and
•	The Company would get a 90% credit for inventory in transit towards the borrowing base instead of the previous 75%.

The Company analyzed the modification in accordance with ASC 405-20 and ASC 470-50-40. As the present value of the future cash flows of the modified debt was less than 10% different than the cash flows of the original debt, it was determined that the original and new debt instruments were not substantially different. Accordingly, the Company did not treat the original BAM NPA as having been extinguished and exchanged for a new BAM NPA.

The Company determined the value of the 1,210,000 shares of common stock issued to the Purchaser to be $1,128,300, based upon the quoted closing trading price of the Company’s common stock on the date of grant. The issuance of the 1,210,000 shares of common stock has been treated as a debt issue cost and, accordingly, has been recorded as a direct deduction from the carrying amount of Notes and was being amortized to interest expense over the contractual term of the Notes. During the years ended December 31, 2016 and 2015, accretion of the costs amounted to $360,000 and 36,000, respectively.

The Company recorded a discount on the Notes of $80,000 which was being accreted to non-cash interest expense over the contractual term of the Notes. During the years ended December 31, 2016 and 2015, accretion of the discount amounted to $26,000 and $3,000, respectively. Contractual interest expense on the Notes amounted to $1,019,000 and $172,000 for the years ended December 31, 2016 and 2015, respectively.

The Company incurred fees associated with the closing of the Notes of $288,000. These amounts were treated as a debt issue cost and, accordingly, have been recorded as a direct deduction from the carrying amount of Notes and were being amortized to interest expense over the contractual term of the Notes. During the years ended December 31, 2016 and 2015, accretion of the fees amounted to $93,000 and $13,000, respectively.

On January 13, 2017, the Company entered into a Note Purchase Agreement (the “NPA”) with an institutional investor (the “Investor,” the “Lender” or the “Manager”) pursuant to which the Company issued the Lender a secured term note in the principal amount of $8,660,000 at an original issue discount of 1%, for gross proceeds of $8,572,400 (the “2017 Note”). The Company applied the proceeds received upon the issuance of the 2017 Note to repay all amounts outstanding under the BAM NPA. At the time of repayment, amounts of principal outstanding under the BAM NPA were $8,080,000, with accrued interest and fees bringing the total payoff amount to $8,140,296 (see Note 16).